Licensed Copyrights, Net - Disclosure of Licensed Copyrights (Detail) ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	¥ 40,610		¥ 36,671
Licensed copyrights, accumulated amortisation	(33,306)		(29,134)
Licensed copyrights, accumulated impairment	(377)		(25)
Licensed copyrights, net carrying value	6,927	$ 981	7,512
Licensed copyrights, gross carrying value current	16,991		16,385
Licensed copyrights, accumulated amortisation current	(15,758)		(15,135)
Licensed copyrights, accumulated impairment current	(49)		(25)
Licensed copyrights, net carrying value current	1,184	168	1,225
Licensed copyrights, gross carrying value non current	23,619		20,286
Licensed copyrights, accumulated amortisation non current	(17,548)		(13,999)
Licensed copyrights, accumulated impairment non current	(328)		0
Licensed copyrights, net carrying value non current	5,743	813	6,287
Broadcasting Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	35,013		32,038
Licensed copyrights, accumulated amortisation	(27,891)		(24,501)
Licensed copyrights, accumulated impairment	(377)		(25)
Licensed copyrights, net carrying value	6,745	955	7,512
Licensed copyrights, gross carrying value current	11,394		11,752
Licensed copyrights, accumulated amortisation current	(10,343)		(10,502)
Licensed copyrights, accumulated impairment current	(49)		(25)
Licensed copyrights, net carrying value current	1,002	142	1,225
Licensed copyrights, gross carrying value non current	23,619		20,286
Licensed copyrights, accumulated amortisation non current	(17,548)		(13,999)
Licensed copyrights, accumulated impairment non current	(328)		0
Licensed copyrights, net carrying value non current	5,743	813	6,287
Sublicensing Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	5,597		4,633
Licensed copyrights, accumulated amortisation	(5,415)		(4,633)
Licensed copyrights, accumulated impairment	0		0
Licensed copyrights, net carrying value	182	26	0
Licensed copyrights, gross carrying value current	5,597		4,633
Licensed copyrights, accumulated amortisation current	(5,415)		(4,633)
Licensed copyrights, accumulated impairment current	0		0
Licensed copyrights, net carrying value current	182	$ 26	0
Licensed copyrights, gross carrying value non current	0		0
Licensed copyrights, accumulated amortisation non current	0		0
Licensed copyrights, accumulated impairment non current	0		0
Licensed copyrights, net carrying value non current	¥ 0		¥ 0